DEFERRED REVENUES	12 Months Ended
Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED REVENUES

NOTE 8:- DEFERRED REVENUES

Deferred revenues consisted of the following:

	December 31,
	2017	2016
Security subscriptions	$476,261	$401,764
Software updates and maintenance	702,786	652,156
Other	7,526	11,664

	$1,186,573	$1,065,584

The majority of the deferred revenues are recognized within one year or less and presented as current deferred revenues in the balance sheet. The remaining deferred revenues which are recognized for a period above one year and up to eight years are shown as long term deferred revenues.